Supplemental Financial Information - Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash paid during the period for:
Interest	$ 292	$ 301	$ 278
Income taxes	28	25	19
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	31	30	6
Book value of these assets	(12)	(40)	(142)
Non-cash gains (losses)	1		115
Net gain (loss) on sale of assets	20	(10)	(21)
Other items:
Value adjustments/impairment financial assets			(4)
Non-cash interest cost due to applying effective interest method	22	18	15
Others			(7)
Other items	22	18	4
Trident Shares [Member]
Non-cash investing information:
Non-cash investing information			177
Others [Member]
Non-cash investing information:
Non-cash investing information	$ 3